TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income

	Year ended December 31,
	2019		2020		2021
		in USD		in USD		in USD
		thousands		thousands		thousands
Loss before taxes	23.0%	(25,446)	23.0%	(30,021)	23.0%	(27,045)

Theoretical tax benefit		(5,853)		(6,905)		(6,220)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		(1,054)		1,280		480
Share-based compensation		405		292		343
Other		10		11		11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		6,492		5,322		5,386
Taxes on income for the reported year		-		-		-